CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 39,904	$ 67,381
Restricted cash	27,094	32,305
Restricted cash held by trustees	2,353	4,372
Trade receivables, net	45,553	47,164
Contract assets	47,119	47,760
Inventories	26,224	21,109
Other current assets	25,777	26,022
Total current assets	214,024	246,113
LONG-TERM ASSETS:
Restricted cash	147	146
Severance pay funds	6,770	6,780
Deferred tax asset	2,809	4,127
Operating lease right-of-use assets	4,721
Other receivables	9,371	7,276
Total long-term assets	23,818	18,329
PROPERTY AND EQUIPMENT, NET	82,466	84,403
INTANGIBLE ASSETS, NET	1,757	2,434
GOODWILL	43,468	43,468
Total assets	365,533	394,747
CURRENT LIABILITIES:
Current maturities of long-term loans	4,325	4,458
Trade payables	28,569	24,636
Accrued expenses	59,012	67,533
Advances from customers and deferred revenues	20,403	29,133
Operating lease liabilities	1,659
Other current liabilities	13,650	14,588
Total current liabilities	127,618	140,348
LONG-TERM LIABILITIES:
Accrued severance pay	7,020	6,649
Loans, net of current maturities	4,000	8,098
Operating lease liabilities	3,093
Other liabilities	646	580
Total long-term liabilities	14,759	15,327
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 0.2 par value: Authorized: 90,000,000 shares as of June 30, 2019 and December 31, 2018; Issued and outstanding: 55,441,303 and 55,176,107 shares as of June 30, 2019 and December 31, 2018, respectively	2,640	2,625
Additional paid-in capital	926,509	924,856
Accumulated other comprehensive loss	(4,329)	(5,380)
Accumulated deficit	(701,664)	(683,029)
Total shareholders' equity	223,156	239,072
Total liabilities and shareholders' equity	$ 365,533	$ 394,747